EQUITY PURCHASE AGREEMENT AND REGISTRATION RIGHTS AGREEMENT	12 Months Ended
Dec. 31, 2024
Disclosure Equity Purchase Agreement And Registration Rights Agreement Abstract
EQUITY PURCHASE AGREEMENT AND REGISTRATION RIGHTS AGREEMENT

NOTE 10 - EQUITY PURCHASE AGREEMENT AND REGISTRATION RIGHTS AGREEMENT

On May 3, 2021, the Company entered into an Equity Purchase Agreement (“EPL”) and Registration Rights Agreement with Peak One Opportunity Fund LP (“Peak One” or the “Investor”). For further information on EPL, refer to our 2023 Annual Report on Form 10-K filed with the SEC on April 12, 2024. The Company also filed a post-effective amendment registration statement on Form S-1 with the Commission on April 12, 2024, and the Form S-1 was declared effective on April 22, 2024. The Company filed the prospectus under rule 424b3 with the SEC on April 26, 2024.

During year ended December 31, 2024 and 2023, the Company did not sell any shares of Common Stock under the EPL.